Financial instruments - additional disclosures - Schedule of fair value of assets and liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Valued at amortized cost or cost
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value and amortized cost	$ (4,073)	$ (4,111)
Valued at amortized cost or cost | Non-current financial debt
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value and amortized cost	(3,966)	(3,949)
Valued at amortized cost or cost | Current financial debt
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value and amortized cost	(107)	(162)
Valued at amortized cost or cost
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	165	178
Current financial assets	309	296
Financial assets at fair value and amortized cost or cost	474	474
Valued at amortized cost or cost | Long-term receivables from customers
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	110	117
Current financial assets	97	107
Valued at amortized cost or cost | Non-current minimum lease payments from finance lease agreements
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	35	39
Current financial assets	28	29
Valued at amortized cost or cost | Long-term loans, advances and security deposits
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	20	22
Valued at amortized cost or cost | Other receivables, security deposits and current assets
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets	79	88
Valued at amortized cost or cost | VAT receivables
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets	105	72
Recurring fair value measurement
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	372	355
Current financial assets	939	936
Financial assets at fair value and amortized cost or cost	1,311	1,291
Financial liabilities at fair value and amortized cost	(4,192)	(4,275)
Recurring fair value measurement | Contingent consideration liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value and amortized cost	(112)	(157)
Recurring fair value measurement | Derivative financial instruments
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value and amortized cost	(7)	(7)
Recurring fair value measurement | Valued at amortized cost or cost | Non-current financial debt
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value and amortized cost	(3,966)	(3,949)
Recurring fair value measurement | Valued at amortized cost or cost | Current financial debt
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value and amortized cost	(107)	(162)
Recurring fair value measurement | Deferred compensation assets
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	155	137
Recurring fair value measurement | Money market funds
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets	624	625
Recurring fair value measurement | Equity securities of public companies
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets	3
Recurring fair value measurement | Derivative financial instruments
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets	3	3
Recurring fair value measurement | Measured at FVOCI | Long-term financial investments
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	46	28
Recurring fair value measurement | Measured at FVPL | Long-term financial investments
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	6	12
Recurring fair value measurement | Measured at FVPL | Current portion of long-term financial investments
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets		12
Recurring fair value measurement | Valued at amortized cost or cost | Long-term receivables from customers
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	110	117
Current financial assets	97	107
Recurring fair value measurement | Valued at amortized cost or cost | Non-current minimum lease payments from finance lease agreements
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	35	39
Current financial assets	28	29
Recurring fair value measurement | Valued at amortized cost or cost | Long-term loans, advances and security deposits
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	20	22
Recurring fair value measurement | Valued at amortized cost or cost | Other receivables, security deposits and current assets
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets	79	88
Recurring fair value measurement | Valued at amortized cost or cost | VAT receivables
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets	105	72
Recurring fair value measurement | Level 1
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	155	137
Current financial assets	627	625
Financial assets at fair value and amortized cost or cost	782	762
Financial liabilities at fair value and amortized cost	0	0
Recurring fair value measurement | Level 1 | Contingent consideration liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value and amortized cost	0	0
Recurring fair value measurement | Level 1 | Derivative financial instruments
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value and amortized cost	0	0
Recurring fair value measurement | Level 1 | Valued at amortized cost or cost | Non-current financial debt
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value and amortized cost	0	0
Recurring fair value measurement | Level 1 | Valued at amortized cost or cost | Current financial debt
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value and amortized cost	0	0
Recurring fair value measurement | Level 1 | Deferred compensation assets
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	155	137
Recurring fair value measurement | Level 1 | Money market funds
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets	624	625
Recurring fair value measurement | Level 1 | Equity securities of public companies
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets	3
Recurring fair value measurement | Level 1 | Derivative financial instruments
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets	0	0
Recurring fair value measurement | Level 1 | Measured at FVOCI | Long-term financial investments
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	0	0
Recurring fair value measurement | Level 1 | Measured at FVPL | Long-term financial investments
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	0	0
Recurring fair value measurement | Level 1 | Measured at FVPL | Current portion of long-term financial investments
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets		0
Recurring fair value measurement | Level 1 | Valued at amortized cost or cost | Long-term receivables from customers
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	0	0
Current financial assets	0	0
Recurring fair value measurement | Level 1 | Valued at amortized cost or cost | Non-current minimum lease payments from finance lease agreements
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	0	0
Current financial assets	0	0
Recurring fair value measurement | Level 1 | Valued at amortized cost or cost | Long-term loans, advances and security deposits
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	0	0
Recurring fair value measurement | Level 1 | Valued at amortized cost or cost | Other receivables, security deposits and current assets
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets	0	0
Recurring fair value measurement | Level 1 | Valued at amortized cost or cost | VAT receivables
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets	0	0
Recurring fair value measurement | Level 2
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	0	0
Current financial assets	3	3
Financial assets at fair value and amortized cost or cost	3	3
Financial liabilities at fair value and amortized cost	(7)	(7)
Recurring fair value measurement | Level 2 | Contingent consideration liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value and amortized cost	0	0
Recurring fair value measurement | Level 2 | Derivative financial instruments
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value and amortized cost	(7)	(7)
Recurring fair value measurement | Level 2 | Valued at amortized cost or cost | Non-current financial debt
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value and amortized cost	0	0
Recurring fair value measurement | Level 2 | Valued at amortized cost or cost | Current financial debt
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value and amortized cost	0	0
Recurring fair value measurement | Level 2 | Deferred compensation assets
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	0	0
Recurring fair value measurement | Level 2 | Money market funds
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets	0	0
Recurring fair value measurement | Level 2 | Equity securities of public companies
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets	0
Recurring fair value measurement | Level 2 | Derivative financial instruments
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets	3	3
Recurring fair value measurement | Level 2 | Measured at FVOCI | Long-term financial investments
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	0	0
Recurring fair value measurement | Level 2 | Measured at FVPL | Long-term financial investments
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	0	0
Recurring fair value measurement | Level 2 | Measured at FVPL | Current portion of long-term financial investments
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets		0
Recurring fair value measurement | Level 2 | Valued at amortized cost or cost | Long-term receivables from customers
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	0	0
Current financial assets	0	0
Recurring fair value measurement | Level 2 | Valued at amortized cost or cost | Non-current minimum lease payments from finance lease agreements
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	0	0
Current financial assets	0	0
Recurring fair value measurement | Level 2 | Valued at amortized cost or cost | Long-term loans, advances and security deposits
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	0	0
Recurring fair value measurement | Level 2 | Valued at amortized cost or cost | Other receivables, security deposits and current assets
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets	0	0
Recurring fair value measurement | Level 2 | Valued at amortized cost or cost | VAT receivables
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets	0	0
Recurring fair value measurement | Level 3
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	52	40
Current financial assets	0	12
Financial assets at fair value and amortized cost or cost	52	52
Financial liabilities at fair value and amortized cost	(112)	157
Recurring fair value measurement | Level 3 | Contingent consideration liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value and amortized cost	112	157
Recurring fair value measurement | Level 3 | Derivative financial instruments
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value and amortized cost	0	0
Recurring fair value measurement | Level 3 | Valued at amortized cost or cost | Non-current financial debt
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value and amortized cost	0	0
Recurring fair value measurement | Level 3 | Valued at amortized cost or cost | Current financial debt
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value and amortized cost	0	0
Recurring fair value measurement | Level 3 | Deferred compensation assets
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	0	0
Recurring fair value measurement | Level 3 | Money market funds
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets	0	0
Recurring fair value measurement | Level 3 | Equity securities of public companies
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets	0
Recurring fair value measurement | Level 3 | Derivative financial instruments
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets	0	0
Recurring fair value measurement | Level 3 | Measured at FVOCI | Long-term financial investments
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	46	28
Recurring fair value measurement | Level 3 | Measured at FVPL | Long-term financial investments
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	6	12
Recurring fair value measurement | Level 3 | Measured at FVPL | Current portion of long-term financial investments
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets		12
Recurring fair value measurement | Level 3 | Valued at amortized cost or cost | Long-term receivables from customers
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	0	0
Current financial assets	0	0
Recurring fair value measurement | Level 3 | Valued at amortized cost or cost | Non-current minimum lease payments from finance lease agreements
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	0	0
Current financial assets	0	0
Recurring fair value measurement | Level 3 | Valued at amortized cost or cost | Long-term loans, advances and security deposits
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	0	0
Recurring fair value measurement | Level 3 | Valued at amortized cost or cost | Other receivables, security deposits and current assets
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets	0	0
Recurring fair value measurement | Level 3 | Valued at amortized cost or cost | VAT receivables
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets	$ 0	$ 0